Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
Parent Company Only Condensed Financial Information
24. Parent Company Only Condensed Financial Information
The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08(e)(3),
“General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, or guarantees as of December 31, 2024.

Condensed Balance Sheets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
			Note 2(f)
ASSETS
Current assets:
Cash and cash equivalents	2,516	9,892	1,355
Amounts due from Youdao Group Companies	8,986	8,698	1,192
Prepayment and other current assets	1,687	27	4

Total current assets	13,189	18,617	2,551

Non-current assets:
Amounts due from Youdao Group Companies	2,930,437	2,737,221	374,997

Total non-current assets	2,930,437	2,737,221	374,997

Total assets	2,943,626	2,755,838	377,548

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Amounts due to NetEase Group	3,769	2,414	331
Amounts due to Youdao Group Companies	—	7,125	976
Accrued liabilities and other payables	4,601	2,500	342

Total current liabilities	8,370	12,039	1,649

Non-current liabilities:
Deficit in subsidiaries and VIEs	4,491,632	4,387,757	601,120
Long-term loans from NetEase Group	630,360	496,000	67,952

Total non-current liabilities	5,121,992	4,883,757	669,072

Total liabilities	5,130,362	4,895,796	670,721

Shareholders’ deficit:
Class A ordinary shares, US$0.0001 par value	24	24	3
Class B ordinary shares, US$ 0.0001 par value	56	56	8
Additional paid-in capital	4,029,423	4,043,781	553,996
Treasury stock	(171,991)	(210,787)	(28,878)
Accumulated deficit	(5,948,582)	(5,867,042)	(803,781)
Accumulated other comprehensive loss	(100,542)	(111,539)	(15,281)
Statutory reserves	4,876	5,549	760

Total shareholders’ deficit	(2,186,736)	(2,139,958)	(293,173)

Total liabilities and shareholders’ deficit	2,943,626	2,755,838	377,548

Condensed Statements of Operations and Comprehensive (Loss
)/Income

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(f)
Operating expenses:
General and administrative expenses	(12,861)	(8,970)	(7,075)	(969)

Total operating expenses	(12,861)	(8,970)	(7,075)	(969)

Loss from operations	(12,861)	(8,970)	(7,075)	(969)
Interest income	135	68	10	1
Interest expense	(14,380)	(37,513)	(35,779)	(4,902)
Others, net	1,354	1,445	1,217	167
Share of (loss)/income of subsidiaries and VIEs	(701,280)	(504,965)	123,840	16,966

(Loss)/Income before tax	(727,032)	(549,935)	82,213	11,263

Net (loss)/income	(727,032)	(549,935)	82,213	11,263

Net (loss)/income attributable to ordinary shareholders of the Company	(727,032)	(549,935)	82,213	11,263

Net (loss)/income	(727,032)	(549,935)	82,213	11,263
Other comprehensive loss:
Foreign currency translation adjustment	(37,740)	(8,448)	(10,997)	(1,507)

Total other comprehensive loss	(37,740)	(8,448)	(10,997)	(1,507)

Total comprehensive (loss)/income	(764,772)	(558,383)	71,216	9,756

Comprehensive (loss)/income attributable to ordinary shareholders of the Company	(764,772)	(558,383)	71,216	9,756

Condensed Statements of Cash Flows

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities:
Net cash used in operating activities	(20,545)	(50,269)	(36,424)	(4,990)

Cash flows from investing activities:
Loans made to subsidiaries	(272,940)	—	(8,860)	(1,214)
Repayment of loans from subsidiaries and primary beneficiaries of VIEs	14,354	41,309	241,041	33,022

Net cash (used in)/provided by investing activities	(258,586)	41,309	232,181	31,808

Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group	225,941	99,289	70,971	9,723
Repayment of long-term loans from NetEase Group	—	—	(214,038)	(29,323)
Repurchase of ADSs	(50,700)	(127,543)	(62,300)	(8,535)
Proceeds from issuance of ordinary shares pursuant to incentive plan	9,408	9,312	16,879	2,312

Net cash provided by/(used in) financing activities	184,649	(18,942)	(188,488)	(25,823)

Effect of exchange rate changes on cash and cash equivalents	2,135	—	107	15

Net (decrease)/increase in cash and cash equivalents	(92,347)	(27,902)	7,376	1,010
Cash and cash equivalents at the beginning of the year	122,765	30,418	2,516	345

Cash and cash equivalents at the end of the year	30,418	2,516	9,892	1,355